Schedule of Currency Exchange Rates (Details)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.0074	7.0950	7.1798
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.0994	7.1157	7.1206